Segment reporting - Geographical information (Details) - EUR (€) € in Millions	3 Months Ended		9 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022
Disclosure of geographical areas [line items]
Revenue	€ 763.5	€ 759.6	€ 2,283.7	€ 2,189.5
United Kingdom
Disclosure of geographical areas [line items]
Revenue	214.6	195.5	639.5	578.7
Italy
Disclosure of geographical areas [line items]
Revenue	83.3	108.5	266.2	311.0
Germany
Disclosure of geographical areas [line items]
Revenue	78.6	91.3	293.5	277.7
France
Disclosure of geographical areas [line items]
Revenue	49.3	43.9	154.8	134.6
Sweden
Disclosure of geographical areas [line items]
Revenue	32.8	38.5	102.8	111.5
Norway
Disclosure of geographical areas [line items]
Revenue	32.3	32.8	93.7	95.1
CROATIA
Disclosure of geographical areas [line items]
Revenue	55.1	47.4	117.6	105.3
Austria
Disclosure of geographical areas [line items]
Revenue	25.4	24.9	91.5	87.9
SERBIA
Disclosure of geographical areas [line items]
Revenue	42.9	35.8	102.6	92.7
SWITZERLAND
Disclosure of geographical areas [line items]
Revenue	18.9	19.9	58.4	58.9
Spain
Disclosure of geographical areas [line items]
Revenue	21.4	20.9	62.8	57.9
Rest of Europe
Disclosure of geographical areas [line items]
Revenue	€ 108.9	€ 100.2	€ 300.3	€ 278.2